SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2019 CNY (¥)
Significant Risks and Uncertainties
Cash and cash equivalents	$ 459,376		¥ 2,606,939,000	[1]	¥ 2,222,785,000		¥ 3,198,086,000
Revenue	$ 1,237,724	¥ 8,616,784,000	11,244,114,000	[1]	11,534,808,000	[1]
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank							500,000
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents			2,466,865,000				¥ 3,117,993,000
Individual customer greater than 10% of revenue | Customer concentration risk
Significant Risks and Uncertainties
Revenue		¥ 0	¥ 0		¥ 0
Individual customer greater than 10% of accounts receivable | Customer concentration risk
Significant Risks and Uncertainties
Number of customers		0	0

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.